Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Tables)	12 Months Ended
Dec. 31, 2020
Reserve for Life-Contingent Contract Benefits and Contractholder Funds
Schedule of reserve for life-contingent contract benefits
As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in thousands)	2020	2019
Immediate fixed annuities:
Structured settlement annuities	$2,347,415	$2,051,363
Other immediate fixed annuities	58,832	61,039
Traditional life insurance	273,067	265,971
Accident and health insurance	18,218	32,261
Other	851	1,175
Total reserve for life-contingent contract benefits	$2,698,383	$2,411,809

Summary of key assumptions generally used in calculating the reserve for life-contingent contract benefits
The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	Actual company experience with projected calendar year improvements	6.0%	Present value of contractually specified future benefits and expenses
Other immediate fixed annuities	Actual company experience with projected calendar year improvements	6.0%	Present value of expected future benefits and expenses
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 8.0%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.5% to 6.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 1.4% to 5.8%	Projected benefit ratio applied to cumulative assessments
______________________
(1)In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

Schedule of contractholder funds
As of December 31, contractholder funds consist of the following:

($ in thousands)	2020	2019
Interest-sensitive life insurance	$773,531	$756,995
Investment contracts:
Fixed annuities	1,639,591	1,741,488
Other investment contracts	51,648	49,485
Total contractholder funds	$2,464,770	$2,547,968

Schedule of key contract provisions relating to contractholder funds
The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0.0% to 8.3% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.0% to 5.1% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities	Interest rates credited range from 0.6% to 7.0% for immediate annuities and 1.0% to 5.0% for other fixed annuities
Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 12.2% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts: Guaranteed minimum income, accumulation and withdrawal benefits on variable annuities (1) and secondary guarantees on interest-sensitive life insurance and fixed annuities	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related variable annuity or interest-sensitive life contract
_______________________
(1)In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with Prudential.

Schedule of contractholder funds activity
Contractholder funds activity for the years ended December 31 is as follows:

($ in thousands)	2020	2019	2018
Balance, beginning of year	$2,547,968	$2,681,300	$2,874,884
Deposits	104,355	104,850	107,606
Interest credited	83,769	86,338	91,430
Benefits	(102,483)	(104,681)	(114,006)
Surrenders and partial withdrawals	(100,697)	(152,898)	(190,873)
Contract charges	(76,801)	(75,879)	(75,483)
Net transfers (to) from separate accounts	(84)	88	256
Other adjustments	8,743	8,850	(12,514)
Balance, end of year	$2,464,770	$2,547,968	$2,681,300

Schedule of variable annuity contracts with guarantees
The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in thousands)	As of December 31,
	2020	2019
In the event of death
Separate account value	$260,159	$243,833
Net amount at risk (1)	$4,081	$4,392
Average attained age of contractholders	71 years	68 years
At annuitization (includes income benefit guarantees)
Separate account value	$21,409	$18,849
Net amount at risk (2)	$1,674	$1,750
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$13,999	$15,173
Net amount at risk (3)	$234	$421
Accumulation at specified dates
Separate account value	$18,285	$24,033
Net amount at risk (4)	$117	$224
Weighted average waiting period until guarantee date	2 years	3 years
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(1)Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

Schedule of liabilities for guarantees
The following table summarizes the liabilities for guarantees.

($ in thousands)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2019	$34,135	$336	$2,414	$36,885
Less reinsurance recoverables	1,189	333	2,414	3,936
Net balance as of December 31, 2019	32,946	3	—	32,949
Incurred guarantee benefits	6,041	—	—	6,041
Paid guarantee benefits	(745)	—	—	(745)
Net change	5,296	—	—	5,296
Net balance as of December 31, 2020	38,242	3	—	38,245
Plus reinsurance recoverables	877	267	715	1,859
Balance, December 31, 2020	$39,119	$270	$715	$40,104

Balance, December 31, 2018	$30,674	$572	$3,401	$34,647
Less reinsurance recoverables	1,752	568	3,401	5,721
Net balance as of December 31, 2018	28,922	4	—	28,926
Incurred guarantee benefits	4,412	(1)	—	4,411
Paid guarantee benefits	(388)	—	—	(388)
Net change	4,024	(1)	—	4,023
Net balance as of December 31, 2019	32,946	3	—	32,949
Plus reinsurance recoverables	1,189	333	2,414	3,936
Balance, December 31, 2019	$34,135	$336	$2,414	$36,885

Reserves included in total liability balance for guarantees
The following table summarizes reserves included in total liability balance for guarantees by type of benefit as of December 31.

($ in thousands)	2020	2019	2018
Variable annuity
Death benefits	$851	$1,174	$1,752
Income benefits	267	333	568
Accumulation benefits	423	1,987	3,003
Withdrawal benefits	292	427	398
Other guarantees	38,271	32,964	28,926
Total	$40,104	$36,885	$34,647